Shareholder Fees	0 Months Ended
Oct. 01, 2012
(WFA Income Funds - Investor) | (Wells Fargo Total Return Bond Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Income Funds - Administrator) | (WF Inflation-Protected Bond Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Income Funds - Administrator) | (Wells Fargo Total Return Bond Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Income Funds - Institutional) | (Wells Fargo Total Return Bond Fund) | Institutional
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(WFA Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Income Funds - Retail) | (Wells Fargo Total Return Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA Income Funds - Retail) | (Wells Fargo Total Return Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(WFA Income Funds - Retail) | (Wells Fargo Total Return Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Income Funds - Class R) | (Wells Fargo Total Return Bond Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

[1]	Investments of $1 million or more are not subject to a front-end sales charge but will be subject to a deferred sales charge of 1.00% if redeemed within 18 months.